Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.7%
Long-Term Municipal Bonds - 88.8%
Alabama - 0.6%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
5.00%, 4/01/20	$1,250	$1,260,663

Arizona - 1.4%
City of Phoenix Civic Improvement Corp.
5.00%, 7/01/21	420	444,343
Series 2016
5.00%, 7/01/20	2,500	2,548,200

		2,992,543

Arkansas - 3.4%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue)
Series 2019A
1.75%, 11/01/32	7,255	7,276,547

Colorado - 0.3%
Vauxmont Metropolitan District
AGM
5.00%, 12/01/21 (a)	460	476,555
5.00%, 12/15/22	210	229,316

		705,871

District of Columbia - 4.8%
District of Columbia (Freedom Forum, Inc. (The))
NATL
4.64%, 8/01/38 (b)	1,025	1,025,000
4.95%, 8/01/38 (b)	1,000	1,000,000
Metropolitan Washington Airports Authority
Series 2020A
5.00%, 10/01/24 (a)	7,230	8,235,331

		10,260,331

Florida - 9.1%
County of Osceola FL Transportation Revenue
Series 2020A
5.00%, 10/01/21-10/01/22 (a)	510	550,239
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	5,440	5,445,930
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (c)	480	457,810
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35	30	30,320
Series 2010A-2
6.125%, 5/01/35	60	60,710
Seacoast Utility Authority
Series 2016A
5.00%, 3/01/20	1,880	1,891,863

	Principal Amount (000)	U.S. $ Value
State of Florida
5.00%, 7/01/22	$8,485	$9,305,499
State of Florida Department of Transportation Turnpike System Revenue
Series 2017A
5.00%, 7/01/20	1,000	1,019,230
Village Community Development District No. 13
2.625%, 5/01/24 (c)	500	502,810

		19,264,411

Georgia - 1.1%
State of Georgia
Series 2016E
5.00%, 12/01/21	2,110	2,268,102

Guam - 0.4%
Antonio B Won Pat International Airport Authority
Series 2019A
5.00%, 10/01/22	875	952,779

Illinois - 4.7%
Chicago Board of Education
Series 2017D
5.00%, 12/01/20	1,000	1,027,390
Madison County Community Unit School District No. 7 Edwardsville
BAM Series 2017
4.00%, 12/01/20	1,825	1,869,804
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	4,945	5,365,325
State of Illinois
Series 2017D
5.00%, 11/01/21	1,690	1,784,251

		10,046,770

Indiana - 2.1%
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund)
5.00%, 2/01/23	3,950	4,418,193

Iowa - 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
3.125%, 12/01/22	1,000	1,014,500

Kansas - 3.6%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	7,385	7,574,573

Kentucky - 6.5%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2015A
5.00%, 9/01/23	1,000	1,132,990
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018A
4.00%, 4/01/48	5,800	6,312,720

	Principal Amount (000)	U.S. $ Value
Louisville & Jefferson County Metropolitan Sewer District
5.00%, 5/15/22	$4,505	$4,909,639
Series 2016C
5.00%, 5/15/21	1,470	1,547,528

		13,902,877

Maryland - 1.0%
State of Maryland Department of Transportation
Series 2016
5.00%, 11/01/21	1,930	2,067,628

Michigan - 5.5%
City of Detroit MI
5.00%, 4/01/20-4/01/23	3,570	3,703,486
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/20	2,020	2,057,330
AGM Series 2006D
2.006% (LIBOR 3 Month + 0.60%), 7/01/32 (d)	1,530	1,512,466
NATL Series 2005B
5.50%, 7/01/21	1,690	1,796,014
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/20	2,690	2,713,537

		11,782,833

Missouri - 1.1%
Missouri State Environmental Improvement & Energy Resources Authority
Series 2010B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,205	2,289,826

Nebraska - 1.8%
Central Plains Energy Project (Royal Bank of Canada)
4.00%, 12/01/49	810	906,374
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	2,955	2,958,812

		3,865,186

Nevada - 1.5%
City of Sparks NV
(City of Sparks NV Sales Tax)
Series 2019A
2.50%, 6/15/24 (c)	210	212,535
Clark County Water Reclamation District
5.00%, 7/01/21	2,765	2,926,089

		3,138,624

	Principal Amount (000)	U.S. $ Value
New Hampshire - 3.0%
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC)
2.00%, 6/01/49 (c)	$6,270	$6,287,619

New Jersey - 2.8%
County of Monmouth NJ
Series 2017
5.00%, 7/15/20	3,325	3,394,825
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,763,120
5.00%, 9/01/20 (Pre-refunded/ETM)	95	97,382
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/20	95	97,248
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 12/15/24	490	564,362

		5,916,937

New Mexico - 0.8%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	1,000	1,000,460
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group)
2.25%, 5/15/24	600	600,540

		1,601,000

New York - 6.9%
Metropolitan Transportation Authority
Series 2018C
5.00%, 9/01/20-9/01/21	5,585	5,846,393
Series 2019D
5.00%, 9/01/22	1,635	1,788,118
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2019A
5.00%, 3/01/22	1,555	1,680,597
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2019A
5.00%, 5/01/21	5,015	5,275,429

		14,590,537

Ohio - 3.6%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (e)(f)	210	222,600
State of Ohio
(State of Ohio COP)
Series 2018
5.00%, 9/01/20	4,395	4,508,127

	Principal Amount (000)	U.S. $ Value
State of Ohio (State of Ohio Department of Transportation) Series 20192
4.00%, 12/15/21	$2,000	$2,111,980
5.00%, 12/15/22	680	756,942

		7,599,649

Oklahoma - 2.7%
Comanche County Memorial Hospital
5.00%, 7/01/22	135	143,443
Grand River Dam Authority
Series 2010A
5.00%, 6/01/30 (Pre-refunded/ETM)	4,030	4,094,762
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City)
Series 2018
5.00%, 10/01/21	1,500	1,597,815

		5,836,020

Pennsylvania - 4.9%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/23 (c)	700	757,386
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
Series 2018
5.00%, 6/01/21	1,535	1,611,029
Pennsylvania Infrastructure Investment Authority (Pennsylvania Infrastructure Investment Authority SRF)
Series 2018A
5.00%, 1/15/21	4,390	4,568,673
Pennsylvania Intergovernmental Cooperation Authority (Pennsylvania Intergovernmental Cooperation Authority State Lease)
5.00%, 6/15/21	2,380	2,512,090
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/23	800	894,384
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15(e) (f) (g)	65	650

		10,344,212

Tennessee - 0.9%
County of Shelby TN
Series 2019B
5.00%, 4/01/21	1,910	2,002,750

	Principal Amount (000)	U.S. $ Value
Texas - 1.7%
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group)
5.00%, 6/01/24 (a)	$1,000	$1,141,620
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/23	2,150	2,453,946

		3,595,566

Virginia - 0.9%
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2019B
5.00%, 2/01/21	1,820	1,896,822

Washington - 8.7%
State of Washington
5.00%, 6/01/24-6/01/25(a)	4,500	5,059,265
Series 20102
5.00%, 2/01/31 (Pre-refunded/ETM)	2,325	2,332,161
Series 2017D
5.00%, 2/01/20	1,380	1,384,195
Series 2019R
5.00%, 1/01/23	3,015	3,360,278
Tobacco Settlement Authority
5.00%, 6/01/23	855	950,213
University of Washington
Series 2018
5.00%, 4/01/21	5,055	5,299,864
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2019
2.375%, 1/01/26 (c)	105	105,084

		18,491,060

Wisconsin - 2.5%
State of Wisconsin
Series 2015C
5.00%, 5/01/22	3,985	4,344,845
UMA Education, Inc.
5.00%, 10/01/22-10/01/23 (c)	710	763,319
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group)
2.25%, 11/01/26	100	100,732

		5,208,896

Total Long-Term Municipal Bonds (cost $187,301,270)		188,453,325

Short-Term Municipal Notes - 10.9%
Colorado - 3.9%
State of Colorado
5.00%, 6/26/20	8,060	8,210,722

	Principal Amount (000)	U.S. $ Value
Illinois - 0.1%
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/20	$165	$168,483

Maryland - 1.1%
County of Baltimore MD
4.00%, 3/19/20	2,335	2,349,337

Massachusetts - 0.8%
Massachusetts Water Resources Authority
Series 2019G
5.00%, 8/01/20	1,625	1,662,050

Michigan - 0.6%
Michigan Finance Authority
Series 2019A
4.00%, 8/20/20	1,370	1,394,112

Texas - 4.4%
State of Texas
4.00%, 8/27/20	9,075	9,244,431

Total Short-Term Municipal Notes (cost $23,012,036)		23,029,135

Total Municipal Obligations (cost $210,313,306)		211,482,460

GOVERNMENTS - TREASURIES - 0.5%
United States - 0.5%
U.S. Treasury Notes
2.625%, 7/31/20
(cost $1,138,773)	1,133	1,139,373

	Shares
SHORT-TERM INVESTMENTS - 5.5%
Investment Companies - 5.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (h)(i)(j) (cost $11,555,331)	11,555,331	11,555,331

Total Investments - 105.7% (cost $223,007,410)(k)		224,177,164
Other assets less liabilities - (5.7)%		(12,014,152)

Net Assets - 100.0%		$212,163,012

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 1,590	1/15/25	1.671%	CPI	#	Maturity	$16,788	$	– 0	–	$16,788
USD 2,440	6/17/24	1.760%	CPI	#	Maturity	10,819		– 0	–	10,819

						$27,607	$	– 0	–	$27,607

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 3,850	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$10,170	$	– 0	–	$10,170
USD 990	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(9,303)		– 0	–	(9,303)
USD 430	10/09/29	3 Month LIBOR	1.470%	Quarterly/Semi-Annual	(16,775)		– 0	–	(16,775)
USD 430	10/09/29	3 Month LIBOR	1.473%	Quarterly/Semi-Annual	(16,655)		– 0	–	(16,655)

					$(32,563)	$	– 0	–	$(32,563)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	9,000	8/24/20	2.168%	CPI	#	Maturity	$(66,055)	$	– 0	–	$(66,055)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	580	10/09/29	1.120%	SIFMA	*	Quarterly/Quarterly	$13,811	$	– 0	–	$13,811
Citibank, NA	USD	580	10/09/29	1.125%	SIFMA	*	Quarterly/Quarterly	13,516		– 0	–	13,516

								$27,327	$	– 0	–	$27,327

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2019 and the aggregate market value of these securities amounted to $2,025,000 or 0.95% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $9,086,563 or 4.3% of net assets.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Illiquid security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,301,244 and gross unrealized depreciation of investments was $(175,174), resulting in net unrealized appreciation of $1,126,070.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$188,453,325		$	– 0	–	$188,453,325
Short-Term Municipal Notes		– 0	–	23,029,135			– 0	–	23,029,135
Governments - Treasuries		– 0	–	1,139,373			– 0	–	1,139,373
Short-Term Investments		11,555,331		– 0	–		– 0	–	11,555,331

Total Investments in Securities		11,555,331		212,621,833			– 0	–	224,177,164
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	27,607			– 0	–	27,607
Centrally Cleared Interest Rate Swaps		– 0	–	10,170			– 0	–	10,170
Interest Rate Swaps		– 0	–	27,327			– 0	–	27,327
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(42,733)			– 0	–	(42,733)
Inflation (CPI) Swaps		– 0	–	(66,055)			– 0	–	(66,055)

Total		$11,555,331		$212,578,149		$	– 0	–	$224,133,480

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$50,510	$38,955	$11,555	$41